Issued capital (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Issued Capital

		31.12.2020 thousands	31.12.2021 thousands
Issued capital
Authorized shares
Ordinary share of par value US$ 0.10 each		100,000	100,000

		Number of shares	RMB’000
Ordinary shares issued and fully paid
At January 1, 2020, December 31, 2020 and December 31, 2021		40,858,290	2,081,138

US$’000			329,179

	31.12.2020 RMB’000	31.12.2021 RMB’000	31.12.2021 US$’000
Special share issued and fully paid
One special share issued and fully paid at US$ 0.10 per share	*	*	*

*	Less than RMB 1 (US$ 1)